INTEREST IN MASTER TRUST - Schedule of Master Trust Net Investment Gain (Details) - EBP 610255	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Net appreciation in fair value of investments	$ 14,944,431
Investment income (loss):
Interest income	441,215,140
Dividend income	5,312,787
Net investment income	461,472,358
EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Net appreciation in fair value of investments	420,756,981
Investment income (loss):
Interest income	18,036,765
Dividend income	6,480,440
Investment management expenses	(4,059,046)
Net investment income	$ 441,215,140